Cost of sales of goods and services, without considering depreciation and amortization - Additional information (Details) - Sociedad Minera Cerro Verde S.A.A. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cost of sales [Line Items]
Increase decrease in labor costs related to profit sharing	$ 156.2	$ 28.9	$ 32.2
Increase (decrease) in labor costs for recognition of contingent liabilities related to taxes	2.6	8.3
Administrative expense directly related to cost of production	45.3	35.6	32.0
Payment of Union Agreement Bonus	91.7
Administrative Expense Related To Cost Of Production	$ 45.3	$ 35.6	$ 32.0
OSINERGMIN [Member]
Disclosure of cost of sales [Line Items]
Percentage of invoiced sales payable as royalty	0.14%	0.14%	0.13%
OEFA [Member]
Disclosure of cost of sales [Line Items]
Percentage of invoiced sales payable as royalty	0.10%	0.10%	0.11%